Shar. Equity (USD $) In Millions	Total	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - tax incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 95,420	$ 94,058	$ 15,106	$ 21,088	$ 707	$ 6,743	$ (1,646)	$ 24	$ (13)	$ 36,987	$ 296	$ 5,419	$ 30,755	$ 517	$ 15,062	$ 1,362
Transfer from unappropriated retained earnings	10,645										(7)	702	9,740	210
Unrealized gains (losses)	18							18
Tax effect	(30)						(24)	(6)
Change in the period	(2,045)				0	(2,112)	71		(4)
Net income for the period	49															49
Net income attributable to Petrobras	4,317														4,317
Dividends and interest on shareholders equity	(984)														(984)	0
Transfer to the controlling shareholder	0															0
Appropriation from tax incentive reserves	7														7
Appropriation to reserves	(10,652)														(10,652)
Other changes in the period	61															61
Comprehensive income (loss) is comprised as follows:
Net income for the period	4,366
Cumulative translation adjustments	(2,112)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	47
Unrealized gains (losses) on available-for-sale securities	12
Unrecognized loss on cash flow hedge	(4)
Comprehensive income	2,309
Less: Net comprehensive income attributable to noncontrolling interest	(110)
Comprehensive income attributable to Petrobras	2,199
Balance at Mar. 31, 2010	96,806	95,334	15,106	21,088	707	4,631	(1,599)	36	(17)	47,632	289	6,121	40,495	727	7,750	1,472
Balance at Dec. 31, 2010	183,397	181,494	45,840	63,906	(86)	13,539	(2,719)	124	(14)	47,147	0	6,543	40,367	237	13,758	1,903
Stockholders' equity	190,614
Transfer from unappropriated retained earnings	14,576										0	1,226	12,714	636
Unrealized gains (losses)	(97)							(97)
Tax effect	64						31	33
Change in the period	4,230				5	4,316	(91)		0
Net income for the period	121															121
Net income attributable to Petrobras	6,524														6,524
Dividends and interest on shareholders equity	(1,669)														(1,602)	(67)
Transfer to the controlling shareholder	(65)															(65)
Appropriation from tax incentive reserves	0														0
Appropriation to reserves	(14,576)														(14,576)
Other changes in the period	(54)															(54)
Comprehensive income (loss) is comprised as follows:
Net income for the period	6,645
Cumulative translation adjustments	4,316
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(60)
Unrealized gains (losses) on available-for-sale securities	(64)
Unrecognized loss on cash flow hedge	0
Comprehensive income	10,837
Less: Net comprehensive income attributable to noncontrolling interest	(67)
Comprehensive income attributable to Petrobras	10,770
Balance at Mar. 31, 2011	$ 192,452	$ 190,614	$ 45,840	$ 63,906	$ (81)	$ 17,855	$ (2,779)	$ 60	$ (14)	$ 61,723	$ 0	$ 7,769	$ 53,081	$ 873	$ 4,104	$ 1,838